Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Roll Forward]
Goodwill (gross)	$ 259,528	$ 263,698	$ 259,528	$ 290,679
Accumulated Impairment Losses	(79,868)	(79,868)	(79,868)	(79,868)
Goodwill (net)	179,660	183,830	179,660	$ 210,811
Deferred income tax adjustment related to Canadian disregarded entity	$ (33,900)		(33,945)
Foreign currency exchange translation		$ 4,170	$ 2,794